11. Stockholders' Equity (Details - Options by exercise price (Details - Options Outstanding and Exercisable) (March 2021) - Options [Member] - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Outstanding	315,000	210,000	210,000
Options Exercisable	315,000	210,000
Options outstanding, exercise price	$ 4.80	$ 9.61	$ 9.61
$5.70 per share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000	30,000
Options outstanding, exercise price	$ 5.70
$5.70 per share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000	30,000
Options outstanding, exercise price	$ 5.70	$ 5.70
$5.70 Per Share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000	30,000
Options outstanding, exercise price	$ 5.70	$ 5.70
$5.70 Per Share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000	30,000
Options outstanding, exercise price	$ 5.70	$ 5.70
$5.70 Per Share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000	30,000
Options outstanding, exercise price	$ 5.70	$ 5.70
$5.70 Per Share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000	30,000
Options outstanding, exercise price	$ 5.70	$ 5.70
$5.70 Per Share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000	30,000
Options outstanding, exercise price	$ 5.70	$ 5.70
$3.00 Per Share [Member]
Options Outstanding	15,000
Options Exercisable	15,000
Options outstanding, exercise price	$ 3.00
$3.00 Per Share [Member]
Options Outstanding	15,000
Options Exercisable	15,000
Options outstanding, exercise price	$ 3.00
$3.00 Per Share [Member]
Options Outstanding	15,000
Options Exercisable	15,000
Options outstanding, exercise price	$ 3.00
$3.00 Per Share [Member]
Options Outstanding	15,000
Options Exercisable	15,000
Options outstanding, exercise price	$ 3.00
$3.00 Per Share [Member]
Options Outstanding	15,000
Options Exercisable	15,000
Options outstanding, exercise price	$ 3.00
$3.00 Per Share [Member]
Options Outstanding	15,000
Options Exercisable	15,000
Options outstanding, exercise price	$ 3.00
$3.00 Per Share [Member]
Options Outstanding	15,000
Options Exercisable	15,000
Options outstanding, exercise price	$ 3.00